Regulation - Significant Regulatory Developments Narrative (Details) $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($)	May 31, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021 CAD ($)
ACC | TEP
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity (percent)				53.00%
ROE (percent)				9.15%	9.15%
AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity (percent)				37.00%
ROE (percent)				8.50%	8.50%
ITC Midwest Capital Structure Complaint | FERC | ITC Midwest
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity (percent)		60.00%
Complaint, proposed reduction of equity component of capital structure		53.00%
TEP General Rate Application | ACC | TEP
Public Utilities, General Disclosures [Line Items]
Requested increase in non-fuel revenue	$ 136
2023 General Cost Of Capital Proceeding | AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity (percent)			37.00%
ROE (percent)			8.50%
Rural Electrification Association Cost Recovery | AUC
Public Utilities, General Disclosures [Line Items]
Disallowed cost recovery, annual amount					$ 10